Long-Term Debt - Obligations Under Revolving Credit Facilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 18, 2013 PIK notes [Member]	Sep. 30, 2014 PIK notes [Member]	Dec. 31, 2012 MRD [Member] 1.0 billion revolving credit facility [Member]	Dec. 31, 2013 MRD [Member] PIK notes [Member]	Dec. 18, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] PIK notes [Member]	Dec. 31, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] PIK notes [Member]	Nov. 20, 2012 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member]	Dec. 31, 2012 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member] 1.0 billion revolving credit facility [Member]	Dec. 31, 2013 MEMORIAL RESOURCE DEVELOPMENT LLC [Member] MRD [Member] PIK notes [Member]
Debt Instrument [Line Items]
Debt interest rate, minimum	10.00%	10.00%		10.00%	10.00%	10.00%			10.00%
Revolving credit facility			$ 1,000.0				$ 1,000.0	$ 1,000.0
Debt interest rate, maximum	10.75%	10.75%		10.75%	10.75%	10.75%			10.75%
Debt Instrument, maturity date		Dec. 15, 2018	Dec. 31, 2013	Dec. 15, 2018				Dec. 31, 2013	Dec. 31, 2018